Financial Instruments and Fair Value (Details) - Schedule of reconciliation of cash and non-cash movements - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of cash and non-cash movements [Abstract]
Financial Derivative Instrument,beginning balance		$ 0	$ 0
Contingent Liability,beginning balance		1,599	1,599
Financial Derivative Instrument,cash movements
Cash movements
Financial Derivative Instrument, loans and borrowings repaid
Loans and borrowings repaid
Financial Derivative Instrument, loans and borrowings received
Loans and borrowings received
Financial Derivative Instrument, non-cash movements
Reclassification	[1]	773
Effective interest rate adjustment		194	118
Foreign exchange rate impact / other movements		(59)
Financial Derivative Instrument, fair value changes through profit and loss		96
Fair value changes through profit and loss		(176)	(118)
Non-cash movements
Financial Derivative Instrument, ending balance		810	0
Ending balance		$ 1,617	$ 1,599

[1]	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately